Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives Using Straight-Line Method

Property, plant and equipment are stated at cost and are generally depreciated over the following estimated useful lives using the straight-line method:

Land improvements	20 years
Buildings and improvements	2 to 40 years
Machinery and equipment	7 to 10 years

Estimated Useful Lives of Other Intangible Assets	These assets are amortized on a straight line basis over estimated useful lives as follows:

Patents	7 years
Customer relationships	14 to 15 years
Trademarks and other intangible assets	10 years

Components of Accumulated Other Comprehensive Income (loss), Net of Income Taxes

The changes in components of accumulated other comprehensive income (loss), net of income taxes, during the year ended December 31, 2013 include the following (in thousands):

	Employee retirement plan adjustments	Foreign currency translation adjustments	Total
Balance, December 31, 2011	$(2,174)	$(617)	$(2,791)

Other comprehensive income before reclassifications	974	(484)	490
Amounts reclassified from accumulated other comprehensive income	42	—	42

Total other comprehensive income (loss)	1,016	(484)	532

Balance, December 31, 2012	(1,158)	(1,101)	(2,259)
Other comprehensive income before reclassifications	683	1,731	2,414
Amounts reclassified from accumulated other comprehensive income	319	—	319

Total other comprehensive income (loss)	1,002	1,731	2,733

Balance, December 31, 2013	$(156)	$630	$474